Pledged Assets (Tables)	6 Months Ended
Jun. 30, 2024
Pledged Assets [Abstract]
Schedule of Pledged Assets	The Company’s assets pledged as collateral are as follows:
	Book value
Pledged asset	June 30, 2024	June 30, 2024	June 30, 2023	Purpose
Financial assets at amortised cost	$97,350	$92,115	$82,000	Short-term borrowings
Property, plant, and equipment	23,754	23,739	25,393.00	Long-term borrowings
	$121,104	$115,854	$107,393